Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
7	CASH AND CASH EQUIVALENTS

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Cash on hand	18	18
Cash at bank	113,847	290,597
Fixed deposits	275,235	22,532

	389,100	313,147

Fixed deposits bear interest at an effective interest rate of 2.5% to 5.0% (2021: 1.5% to 1.8%) per annum and for tenure ranging from 7 days to 30 days (2021: 7 days to 30 days).